Pensions and Other Post-employment Benefits - Summary of Analysis of Defined Benefit Pension Obligation (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (20,353)	£ (18,774)	£ (19,785)
Funded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(19,547)	(18,025)	(19,052)
Unfunded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (806)	£ (749)	£ (733)